CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2014	$ 5,360	$ 1	$ 5,798	$ (6,111)	$ 6,181	$ (584)	$ 75
Beginning Balance (in shares) at Dec. 31, 2014		82.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(225)				(240)		15
Other comprehensive income (loss)	10					10
Distributions to noncontrolling interests	(16)						(16)
Cash dividends declared	(213)				(213)
Shares issued:
Employee savings plans	120		120
Employee savings plans (in shares)		1.1
Exercise of stock options	74		74
Exercise of stock options (in shares)		0.7
Employee stock purchase plan	34		34
Employee stock purchase plan (in shares)		0.3
Vesting of restricted stock and performance units (in shares)		0.7
Repurchases of common stock to satisfy tax withholding obligations	(33)		(33)
Repurchases of common stock to satisfy tax withholding obligations (in shares)		(0.3)
Stock-based compensation expense	49		49
Treasury stock purchased	(740)			(740)
Treasury stock purchased (in shares)		(6.4)
Other	9		9
Ending Balance at Dec. 31, 2015	4,429	$ 1	6,051	(6,851)	5,728	(574)	74
Ending Balance (in shares) at Dec. 31, 2015		78.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	724				710		14
Other comprehensive income (loss)	(152)					(152)
Distributions to noncontrolling interests	(17)						(17)
Cash dividends declared	(220)				(220)
Shares issued:
Employee savings plans	115		115
Employee savings plans (in shares)		0.9
Exercise of stock options	53		53
Exercise of stock options (in shares)		0.6
Employee stock purchase plan	31		31
Employee stock purchase plan (in shares)		0.4
Vesting of restricted stock and performance units (in shares)		0.5
Repurchases of common stock to satisfy tax withholding obligations	(21)		(21)
Repurchases of common stock to satisfy tax withholding obligations (in shares)		(0.3)
Stock-based compensation expense	49		49
Treasury stock purchased	(373)			(373)
Treasury stock purchased (in shares)		(3.0)
Other	6		6
Ending Balance at Dec. 31, 2016	4,624	$ 1	6,284	(7,224)	6,218	(726)	71
Ending Balance (in shares) at Dec. 31, 2016		77.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	693				677		16
Other comprehensive income (loss)	35					35
Distributions to noncontrolling interests	(19)						(19)
Cash dividends declared	(236)				(236)
Shares issued:
Employee savings plans	113		113
Employee savings plans (in shares)		0.8
Exercise of stock options	46		46
Exercise of stock options (in shares)		0.5
Employee stock purchase plan	32		32
Employee stock purchase plan (in shares)		0.2
Vesting of restricted stock and performance units (in shares)		0.3
Repurchases of common stock to satisfy tax withholding obligations	(18)		(18)
Repurchases of common stock to satisfy tax withholding obligations (in shares)		(0.1)
Stock-based compensation expense	53		53
Treasury stock purchased	(180)			(180)
Treasury stock purchased (in shares)		(1.0)
Other	8		8
Ending Balance at Dec. 31, 2017	$ 5,151	$ 1	$ 6,518	$ (7,404)	$ 6,659	$ (691)	$ 68
Ending Balance (in shares) at Dec. 31, 2017		77.9